Taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Taxes
Current income tax provision	$ 264	$ 148,893	$ 58,266
Deferred income tax provision	0	164,600	(176,633)
Total	$ 264	$ 313,493	$ (118,367)